Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

NOTE 10—DEBT

Debt consisted of the following:

	December 31,
	2014	2013
Senior Secured Credit Facility
Term Loans	$—	$—
Revolving Facility	—	—
Senior Notes	1,192,500	1,325,000
Accounts Receivable Securitization Facility	—	—
Other indebtedness	9,707	11,421

Total debt	1,202,207	1,336,421
Less: current portion	(7,559)	(8,754)

Total long-term debt	$1,194,648	$1,327,667

The Company was in compliance with all debt covenant requirements as of December 31, 2014. Total accrued interest on outstanding debt as of December 31, 2014 and 2013 was $43.5 million and $48.3 million, respectively. Accrued interest is recorded in “Accrued expenses and other current liabilities” within the consolidated balance sheets.

The following is a summary of Trinseo’s debt instruments.

Senior Secured Credit Facility

In June 2010, the Company entered into a credit agreement (the “Senior Secured Credit Facility”) with lenders which included (i) $800.0 million of senior secured term loans (the “2010 Term Loans”) and a (ii) $240.0 million revolving credit facility (the “Revolving Facility”). On February 2, 2011, the Senior Secured Credit Facility was amended (the “2011 Amendment”) to increase the available borrowings under the senior secured term loans from $780.0 million to $1.6 billion. Pursuant to the amendment, the Company borrowed an aggregate principal amount of $1.4 billion (the “2011 Term Loans”, with the 2010 Term Loans, collectively referred to as the “Term Loans”)

In July 2012, the Company further amended the Senior Secured Credit Facility (the “2012 Amendment”) that provided for an increase in the Company’s total leverage ratio and decrease the interest coverage ratio as well as an increase in the permitted accounts receivable securitization facility and increases in the borrowing rates of the Term Loans. The 2012 Amendment became effective on August 9, 2012 with the repayment of $140.0 million of 2011 Term Loans using the proceeds from equity contribution from the Parent. As a result, the 2011 Term Loans were determined to be modified in accordance with generally accepted accounting principles. The Company capitalized $6.2 million of the issuance costs paid to the creditors of the 2011 Term Loans, with the remaining $2.3 million of third-party fees associated with the 2011 Term Loans expensed as incurred within “Other expense (income), net” in the consolidated statement of operations for the year ended December 31, 2012. Costs of $1.2 million which were paid to the creditors of the Revolving Facility were also capitalized, to be amortized over the remaining term of the Revolving Facility.

In January 2013, the Company again amended the Senior Secured Credit Facility (the “2013 Amendment”) to, among other things, increase its Revolving Facility borrowing capacity from $240.0 million to $300.0 million, decrease the borrowing rate of the Revolving Facility through a decrease in the applicable margin rate from 4.75% to 3.00% as applied to base rate loans (which shall bear interest at a rate per annum equal to the base rate plus the applicable margin (as defined therein)), or 5.75% to 4.00% as applied to LIBO rate loans (which shall bear interest at a rate per annum equal to the LIBO rate plus the applicable margin and the mandatory cost (as defined therein), if applicable), and extend the maturity date to January 2018. Concurrently, Company repaid it’s then outstanding 2011 Term Loans of $1,239.0 million using the proceeds from its sale of $1,325.0 million aggregate principal amount of the 8.750% Senior Secured Notes issued in January 2013.

Prior to the 2013 Amendment, the Senior Secured Credit Facility required that the Company comply with certain affirmative and negative covenants, including restrictions with respect to payment of dividends and other distributions to shareholders, and financial covenants that include the maintenance of certain financial ratios. These ratios include both a maximum leverage ratio no greater than 5.25 to 1.00 and an interest coverage ratio no less than 2.00 to 1.00 for the most recent twelve-month period. Under the terms of the Senior Secured Credit Facility, an event of default can be cured by a Specified Equity Contribution, as defined under the Senior Secured Credit Facility. On May 8, 2012, the Company received a $22.2 million equity contribution from the Parent in order to cure its covenant default and to meet its required leverage ratio for the period ended March 31, 2012. The Company remained in compliance with all debt covenants in the remainder of 2012.

The 2013 Amendment replaced the Company’s total leverage ratio requirement with a first lien net leverage ratio (as defined under the 2013 Amendment) and removed the interest coverage ratio requirement. If the outstanding balance on the Revolving Facility exceeds 25% of the $300.0 million borrowing capacity (excluding undrawn letters of credit up to $10.0 million) at a quarter end, then the Company’s first lien net leverage ratio may not exceed 5.25 to 1.00 for the quarter ending March 31, 2013, 5.00 to 1.00 for the subsequent quarters through December 31, 2013, 4.50 to 1.00 for each of the quarters ending in 2014 and 4.25 to 1.00 for each of the quarters ending in 2015 and thereafter.

As a result of the 2013 Amendment and repayment of the term loans in January 2013, the Company recognized a $20.7 million loss on extinguishment of debt during the first quarter of 2013, which consisted of the write-off of existing unamortized deferred financing fees and debt discount attributable to the Term Loans. Fees and expenses incurred in connection with the 2013 Amendment were $5.5 million, which were capitalized.

Capitalized fees and costs incurred in connection with the Company’s borrowings are recorded in “Deferred charges and other assets” within the consolidated balance sheets. For the Term Loans, deferred financing fees and debt discounts were amortized over the term of the respective loan agreements using the effective interest method, while for the Revolving Facility deferred financing fees are being amortized using a straight-line method over the term of the facility. Amortization of deferred financing fees and debt discounts are recorded in “Interest expense, net” in the consolidated statements of operations.

Unamortized deferred financing fees related to the Revolving Facility were $8.8 million and $11.7 million as of December 31, 2014 and 2013, respectively. The Company recorded interest expense relating to the amortization of deferred financing fees and debt discounts related to the entire Senior Secured Credit Facility, respectively, of $2.9 million and zero for the year ended December 31, 2014; $3.1 million and $0.1 million for the year ended December 31, 2013; and $6.5 million and $0.5 million for the year ended December 31, 2012.

As of December 31, 2014, there were no amounts outstanding under the Revolving Facility, while available borrowings under the facility were $293.3 million (net of $6.7 million outstanding letters of credit). As of December 31, 2013, there were no amounts outstanding under the Revolving Facility, while available borrowings under the facility were $292.7 million (net of $7.3 million outstanding letters of credit). All obligations under the Revolving Facility are guaranteed and collateralized by substantially all of the tangible and intangible assets of the Company’s subsidiaries.

Interest charges, excluding interest expense relating to the amortization of deferred financing fees and debt discounts, incurred on the Term Loans and Revolving Facility, respectively, were zero and $1.8 million for the year ended December 31, 2014, $7.7 million and $2.8 million for the year ended December 31, 2013, and $91.0 million and $6.0 million for the year ended December 31, 2012. Cash paid related to interest incurred on the Term Loans and Revolving Facility, respectively, was zero and $1.9 million for the year ended December 31, 2014, $16.5 million and $2.8 million for the year ended December 31, 2013, and $87.6 million and $6.1 million for the year ended December 31, 2012.

Senior Notes

In January 2013, the Company issued $1,325.0 million 8.750% Senior Secured Notes (the “Senior Notes”). Interest on the Senior Notes is payable semi-annually on February 1st and August 1st of each year, which commenced on August 1, 2013. The notes will mature on February 1, 2019, at which time the principal amounts then outstanding will be due and payable. The proceeds from the issuance of the Senior Notes were used to repay all of the Company’s outstanding Term Loans and related refinancing fees and expenses.

The Company may redeem all or part of the Senior Notes at any time prior to August 1, 2015 by paying a call premium, plus accrued and unpaid interest to the redemption date. The Company may redeem all or part of the Senior Notes at any time after August 1, 2015 at a redemption price equal to the percentage of principal amount set forth below plus accrued and unpaid interest, if any, on the notes redeemed, to the applicable date of redemption, if redeemed during the twelve-month period beginning on of the year indicated below:

12-month period commencing August 1 in Year	Percentage
2015	104.375%
2016	102.188%
2017 and thereafter	100.000%

In addition, at any time prior to August 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the notes at a redemption price equal to 108.750% of the face amount thereof plus accrued and unpaid interest, if any, to the redemption date, with the net cash proceeds that the Company raises in certain equity offerings. The Company may also redeem, during any 12-month period commencing from the issue date until August 1, 2015, up to 10% of the original principal amount of the Senior Notes at a redemption price equal to 103% of the principal amount thereof, plus accrued and unpaid interest, if any, to, but not including, the date of redemption.

In July 2014, using proceeds from the Company’s IPO (see Note 12), the Company redeemed $132.5 million in aggregate principal amount of the Senior Notes, including a 103% call premium totaling $4.0 million, together with accrued and unpaid interest thereon of $5.2 million. As a result of this redemption, during the year ended December 31, 2014 the Company incurred a loss on the extinguishment of debt of approximately $7.4 million, which includes the above $4.0 million call premium and an approximately $3.4 million write-off of related unamortized debt issuance costs. Pursuant to the Indenture, the Company may redeem another 10% of the original principal amount of the Senior Notes prior to August 1, 2015.

The Senior Notes rank equally in right of payment with all of the Company’s existing and future senior secured debt and pari passu with the Company and the Guarantors’ (as defined below) indebtedness that is secured by first-priority liens, including the Company’s Senior Secured Credit Facility, to the extent of the value of the collateral securing such indebtedness and ranking senior in right of payment to all of the Company’s existing and future subordinated debt. However, claims under the Senior Notes rank behind the claims of holders of debt, including interest, under the Senior Secured Credit Facility in respect of proceeds from any enforcement action with respect to the collateral or in any bankruptcy, insolvency or liquidation proceeding. The Senior Notes are unconditionally guaranteed on a senior secured basis by each of the Company’s existing and future wholly-owned subsidiaries that guarantee the Senior Secured Credit Facility (other than subsidiaries in France and Spain) (the “Guarantors”). The note guarantees rank equally in right of payment with all of the Guarantors’ existing and future senior secured debt and senior in right of payment to all of the Guarantors’ existing and future subordinated debt. The notes are structurally subordinated to all of the liabilities of each of the Company’s subsidiaries that do not guarantee the notes.

The indenture contains covenants that, among other things, limit the ability of the Company and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions, subject to certain exceptions. If the Senior Notes are assigned an investment grade by the rating agencies and the Company is not in default, certain covenants will be suspended. If the ratings on the Senior Notes decline to below investment grade, the suspended covenants will be reinstated. As of December 31, 2014, the Company was in compliance with all debt covenant requirements under the indenture.

Fees and expenses incurred in connection with the issuance of Senior Notes were approximately $42.0 million, which were capitalized and recorded in “Deferred charges and other assets” in the consolidated balance sheets, and are being amortized into “Interest expense, net” in the consolidated statements of operations over the term of the Senior Notes using the effective interest rate method. For the year ended December 31, 2014, the Company recorded $5.7 million in amortization of deferred financing fees, leaving $28.0 million of unamortized deferred financing fees related to the Senior Notes in the consolidated balance sheet as of December 31, 2014. For the year ended December 31, 2013, the Company recorded $4.9 million in amortization of deferred financing fees, leaving $37.1 million of unamortized deferred financing fees related to the Senior Notes on the balance sheet as of December 31, 2013.

Interest expense on the Senior Notes, excluding expense relating to the amortization of deferred financing fees, was $110.6 million and $106.9 million for the years ended December 31, 2014 and 2013, respectively. Cash paid for interest on the Senior Notes was $115.4 million and $58.6 million for the years ended December 31, 2014 and 2013, respectively.

Accounts Receivable Securitization Facility

In August 2010, a VIE in which the Company is the primary beneficiary, Styron Receivable Funding Ltd. (“SRF”), executed an agreement for an accounts receivable securitization facility (“Accounts Receivable Securitization Facility”). The initial facility permitted borrowings by one of the Company’s subsidiaries, Styron Europe GmbH (“SE”), up to a total of $160.0 million. Under the facility, SE sells its accounts receivable from time to time to SRF. In turn, SRF may sell undivided ownership interests in such receivables to commercial paper conduits in exchange for cash. The Company has agreed to continue servicing the receivables for SRF. Upon the sale of the interests in the accounts receivable by SRF, the conduits have a first priority perfected security interest in such receivables and, as a result, the receivables will not be available to the creditors of the Company or its other subsidiaries.

Since its inception, the Company has from time to time amended and restated the Accounts Receivable Securitization Facility. In May 2011, the facility was amended to allow for the expansion of the pool of eligible accounts receivable to include a previously excluded German subsidiary. In May 2013, the Company further amended the facility, increasing its borrowing capacity from $160.0 million to $200.0 million, extending the maturity date to May 2016 and allowing for the expansion of the pool of eligible accounts receivable to include previously excluded U.S. and The Netherlands subsidiaries. As a result of the amendment, the Company incurred $0.7 million in fees, which were capitalized in “Deferred charges and other assets” within the consolidated balance sheets and are being amortized into “Interest expense, net” within the consolidated statements of operations using the straight-line method over the remaining term.

The Accounts Receivable Securitization Facility is subject to interest charges against the amount of outstanding borrowings as well as the amount of available, but undrawn borrowings. As a result of the amendment to our Accounts Receivable Securitization Facility in May 2013, in regards to the outstanding borrowings, fixed interest charges decreased from 3.25% plus variable commercial paper rates to 2.6% plus variable commercial paper rates. In regards to available, but undrawn commitments, fixed interest charges were decreased from 1.50% to 1.40%.

As of December 31, 2014 and 2013, there were no amounts outstanding under the Accounts Receivable Securitization Facility, with approximately $136.1 million and $143.8 million, respectively, of accounts receivable available to support this facility, based on the pool of eligible accounts receivable. Interest expense on the Accounts Receivable Securitization Facility, excluding interest expense relating to the amortization of deferred financing fees, for the years ended December 31, 2014, 2013 and 2012 was $2.9 million, $4.2 million and $4.7 million, respectively, and was recorded in “Interest expense, net” in the consolidated statements of operations.

Unamortized deferred financing fees related to the Accounts Receivable Securitization Facility were $1.9 million and $3.5 million as of December 31, 2014 and 2013, respectively, recorded in “Deferred charges and other assets” within the consolidated balance sheets. These charges are being amortized on a straight-line basis over the term of the facility. The Company recorded $1.4 million, $1.4 million and $1.5 million in amortization of deferred financing fees related to the Accounts Receivable Securitization Facility in “Interest expense, net” within the consolidated statements of operations for the years ended December 31, 2014, 2013 and 2012, respectively.

Other Indebtedness

During 2011, the Company entered into two short-term revolving facilities through our subsidiary in China that provided for approximately $28.5 million of uncommitted funds available for borrowings, subject to annual renewal. The Company did not renew one of the short-term revolving facilities, with uncommitted funds of $13.5 million, and there were no outstanding borrowings for that facility as of December 31, 2014 or 2013. The remaining facility, which provides for up to $15.0 million of uncommitted funds available for borrowings, is subject to annual renewal.

Outstanding borrowings under the remaining revolving facility were $7.6 million and $5.1 million as of December 31, 2014 and 2013, respectively. These amounts will be due and payable within 12 months of the balance sheet date. The revolving facility is guaranteed by the Company’s holding company, Trinseo Materials Operating S.C.A. or secured by pledge of certain of the Company’s assets in China. At December 31, 2014 and 2013, the weighted average interest rate of the facility was approximately 0.1% and 0.1%, respectively.

The Senior Secured Credit facility limits the Company’s foreign working capital facilities to an aggregate principal amount of $75.0 million and, based on the 2013 Amendment, further limits our foreign working capital facilities in certain jurisdictions in Asia, including China, to an aggregate principal amount of $25.0 million, except as otherwise permitted by the Senior Secured Credit Facility.